Note 6 - Premises and Equipment - Major Classifications of Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Land and land improvements	$ 4,896	$ 2,963
Building and leasehold improvements	20,537	16,531
Furniture, fixtures, and equipment	9,485	9,596
Total premises and equipment	38,621	33,581
Less accumulated depreciation and amortization	16,660	16,309
Total premises and equipment, net	21,961	17,272
Premises and Equipment, Net [Member]
Financing right-of-use assets	$ 3,703	$ 4,491